Supplemental guarantor consolidated income statement (Detail) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Condensed Income Statements Captions [Line Items]
Interest income		SFr 14,193		SFr 13,787		SFr 13,177
Interest expense		(7,665)		(7,373)		(6,445)
Net interest income	[1]	6,528		6,413		6,732
Credit loss (expense) / recovery		(128)		(37)		(117)
Net interest income after credit loss expense		6,400		6,376		6,615
Net fee and commission income		17,186		16,397		17,140
Net trading income	[1]	4,972		4,948		5,742
Other income		509		599		1,107
Total operating income		29,067		28,320	[2]	30,605	[2]
Personnel expenses	[3]	15,889		15,720		15,981
General and administrative expenses	[4]	6,808		7,434		8,107
Depreciation and impairment of property, equipment and software		1,033		985		920
Amortization and impairment of intangible assets	[5]	70		91		107
Total operating expenses	[6]	23,800		24,230		25,116
Operating profit / (loss) before tax		5,268		4,090		5,489
Tax expense / (benefit)		4,139		805		(898)
Net profit / (loss)		1,128		3,286		6,386
Net profit / (loss) attributable to non-controlling interests		76		82		183
Net profit / (loss) attributable to shareholders		1,053		3,204		6,203
UBS AG (consolidated)
Condensed Income Statements Captions [Line Items]
Interest income		14,208		13,782		13,178
Interest expense		(7,728)		(7,399)		(6,449)
Net interest income	[1]	6,480		6,383		6,729
Credit loss (expense) / recovery		(128)		(37)		(117)
Net interest income after credit loss expense		6,352		6,346		6,612
Net fee and commission income		17,214		16,447		17,184
Net trading income	[1]	4,974		4,943		5,696
Other income		939		685		1,112
Total operating income		29,479		28,421	[2]	30,605	[2]
Personnel expenses	[7]	14,673	[8]	15,591		15,954
General and administrative expenses	[9]	8,811	[10]	7,690		8,219
Depreciation and impairment of property, equipment and software		928		980		918
Amortization and impairment of intangible assets	[5]	70		91		107
Total operating expenses	[6]	24,481		24,352		25,198
Operating profit / (loss) before tax		4,998		4,069		5,407
Tax expense / (benefit)		4,077		781		(908)
Net profit / (loss)		921		3,288		6,314
Net profit / (loss) attributable to preferred noteholders		72		78		77
Net profit / (loss) attributable to non-controlling interests		4		4		3
Net profit / (loss) attributable to shareholders		845		3,207		6,235
UBS AG (consolidated) | Elimination entries
Condensed Income Statements Captions [Line Items]
Interest income		(2,815)		(2,269)		(2,020)
Interest expense		2,724		2,054		1,892
Net interest income		(91)		(215)		(128)
Credit loss (expense) / recovery		39				0
Net interest income after credit loss expense		(53)		(215)		(128)
Net fee and commission income		(47)		(40)		(81)
Net trading income		71		(318)		(756)
Other income		(7,388)		(10,027)		(15,243)
Total operating income		(7,417)		(10,600)		(16,208)
Personnel expenses		0		0		0
General and administrative expenses		(5,455)		(6,891)		(5,880)
Depreciation and impairment of property, equipment and software		0		0		0
Amortization and impairment of intangible assets		0		0		0
Total operating expenses		(5,455)		(6,891)		(5,880)
Operating profit / (loss) before tax		(1,962)		(3,710)		(10,327)
Tax expense / (benefit)		(1)		(7)		(16)
Net profit / (loss)		(1,962)		(3,703)		(10,313)
Net profit / (loss) attributable to preferred noteholders		0		(31)		(31)
Net profit / (loss) attributable to non-controlling interests		0		0		0
Net profit / (loss) attributable to shareholders		(1,962)		(3,672)		(10,281)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income	[11]	8,632		8,500		9,102
Interest expense	[11]	(7,114)		(6,686)		(5,885)
Net interest income	[11]	1,518		1,815		3,218
Credit loss (expense) / recovery	[11]	(135)		(24)		(109)
Net interest income after credit loss expense	[11]	1,382		1,790		3,109
Net fee and commission income	[11]	1,564		1,500		2,738
Net trading income	[11]	3,325		3,717		5,031
Other income	[11]	4,303		8,113		15,371
Total operating income	[11]	10,574		15,120		26,249
Personnel expenses	[11]	4,409		5,691		6,800
General and administrative expenses	[11]	4,830		5,213		5,439
Depreciation and impairment of property, equipment and software	[11]	652		699		672
Amortization and impairment of intangible assets	[11]	8		22		22
Total operating expenses	[11]	9,899		11,625		12,934
Operating profit / (loss) before tax	[11]	675		3,495		13,315
Tax expense / (benefit)	[11]	448		892		1,136
Net profit / (loss)	[11]	227		2,603		12,180
Net profit / (loss) attributable to preferred noteholders	[11]	72		78		77
Net profit / (loss) attributable to non-controlling interests	[11]	0		0		0
Net profit / (loss) attributable to shareholders	[11]	155		2,525		12,103
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income	[11]	3,917		4,151		3,039
Interest expense	[11]	(596)		(714)		(545)
Net interest income	[11]	3,321		3,438		2,494
Credit loss (expense) / recovery	[11]	(22)		(3)		(12)
Net interest income after credit loss expense	[11]	3,299		3,434		2,482
Net fee and commission income	[11]	3,966		3,782		3,001
Net trading income	[11]	901		780		735
Other income	[11]	167		346		120
Total operating income	[11]	8,334		8,343		6,338
Personnel expenses	[11]	2,020		2,044		1,607
General and administrative expenses	[11]	3,334		3,507		2,621
Depreciation and impairment of property, equipment and software	[11]	11		12		11
Amortization and impairment of intangible assets	[11]	0		0		0
Total operating expenses	[11]	5,366		5,563		4,239
Operating profit / (loss) before tax	[11]	2,968		2,780		2,099
Tax expense / (benefit)	[11]	616		589		489
Net profit / (loss)	[11]	2,351		2,191		1,610
Net profit / (loss) attributable to preferred noteholders	[11]	0		0		0
Net profit / (loss) attributable to non-controlling interests	[11]	0		0		0
Net profit / (loss) attributable to shareholders	[11]	2,351		2,191		1,610
UBS AG (consolidated) | UBS Americas Inc. | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income	[12]	2,732		2,227		1,367
Interest expense	[12]	(1,307)		(1,135)		(501)
Net interest income	[12]	1,425		1,092		866
Credit loss (expense) / recovery	[12]	(4)		(6)		0
Net interest income after credit loss expense	[12]	1,421		1,086		866
Net fee and commission income	[12]	8,281		7,873		7,940
Net trading income	[12]	457		454		355
Other income	[12]	419		576		774
Total operating income	[12]	10,577		9,988		9,935
Personnel expenses	[12]	6,312		6,243		6,281
General and administrative expenses	[12]	3,014		3,402		3,785
Depreciation and impairment of property, equipment and software	[12]	156		184		159
Amortization and impairment of intangible assets	[12]	51		60		73
Total operating expenses	[12]	9,532		9,889		10,298
Operating profit / (loss) before tax	[12]	1,045		99		(362)
Tax expense / (benefit)	[12]	2,800		(1,175)		(1,200)
Net profit / (loss)	[12]	(1,755)		1,274		837
Net profit / (loss) attributable to preferred noteholders	[12]	0		0		0
Net profit / (loss) attributable to non-controlling interests	[12]	0		0		0
Net profit / (loss) attributable to shareholders	[12]	(1,755)		1,274		837
UBS AG (consolidated) | UBS Preferred Funding Trust IV & V | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income				25		63
Net interest income				25		63
Net interest income after credit loss expense				25		63
Total operating income				25		63
Operating profit / (loss) before tax				25		63
Net profit / (loss)				25		63
Net profit / (loss) attributable to preferred noteholders				31		31
Net profit / (loss) attributable to shareholders				(6)		32
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income	[12]	1,742		1,148		1,626
Interest expense	[12]	(1,434)		(919)		(1,410)
Net interest income	[12]	308		229		217
Credit loss (expense) / recovery	[12]	(5)		(3)		4
Net interest income after credit loss expense	[12]	303		226		220
Net fee and commission income	[12]	3,449		3,332		3,586
Net trading income	[12]	220		310		331
Other income	[12]	3,439		1,677		89
Total operating income	[12]	7,411		5,545		4,227
Personnel expenses	[12]	1,932		1,613		1,265
General and administrative expenses	[12]	3,087		2,458		2,254
Depreciation and impairment of property, equipment and software	[12]	108		85		76
Amortization and impairment of intangible assets	[12]	11		9		12
Total operating expenses	[12]	5,138		4,165		3,607
Operating profit / (loss) before tax	[12]	2,273		1,380		619
Tax expense / (benefit)	[12]	213		482		(1,317)
Net profit / (loss)	[12]	2,059		898		1,936
Net profit / (loss) attributable to preferred noteholders	[12]	0		0		0
Net profit / (loss) attributable to non-controlling interests	[12]	4		4		3
Net profit / (loss) attributable to shareholders	[12]	SFr 2,056		SFr 894		SFr 1,933

[1]	Net interest and trading income presented for business divisions and Corporate Center units includes allocations from Corporate Center – Group ALM.
[2]	The geographical allocation of Total operating income has been restated to reflect a refinement in the allocation methodology.
[3]
Includes net restructuring expenses of CHF 534 million, CHF 751 million and CHF 460 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.

[4]
Includes net restructuring expenses of CHF 627 million, CHF 695 million and CHF 761 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.

[5]	Refer to Note 15 for more information.
[6]	Refer to Note 30 for information on restructuring expenses.
[7]
Includes net restructuring expenses of CHF 362 million, CHF 731 million and CHF 458 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.

[8]	The decrease in 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. Refer to Note 30 for more information.
[9]
Includes net restructuring expenses of CHF 818 million, CHF 700 million and CHF 760 million for the years ended 31 December 2017, 31 December 2016 and 31 December 2015, respectively. Refer to Note 30 for more information.

[10]
The increase in 2017 in shared services costs charged by UBS Group AG or its subsidiaries and the associated decrease in certain direct cost lines were mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. Refer to Note 30 for more information.

[11]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under "Complementary financial information for legal entities and sub-groups" at www.ubs.com/investors for information prepared in accordance with Swiss GAAP.

[12]	Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS.